Document And Entity Information	9 Months Ended
	Sep. 30, 2011	Nov. 01, 2011
Entity Registrant Name	CORNERSTONE BANCSHARES INC
Entity Central Index Key	0001038773
Current Fiscal Year End Date	--12-31
Entity Filer Category	Smaller Reporting Company
Trading Symbol	csbq
Entity Common Stock, Shares Outstanding		6,500,396
Document Type	Other
Amendment Flag	false
Document Period End Date	Sep 30, 2011
Document Fiscal Period Focus	Q3
Document Fiscal Year Focus	2011

Consolidated Balance Sheets (USD $)	Sep. 30, 2011	Dec. 31, 2010
ASSETS
Cash and due from banks	$ 1,084,209	$ 1,490,030
Interest-bearing deposits at other financial institutions	31,850,143	21,491,922
Total cash and cash equivalents	32,934,352	22,981,952
Securities available for sale	93,666,153	108,250,434
Securities held to maturity (fair value approximates of $78,053 and $98,388 at September 30, 2011 and December 31, 2010, respectively)	75,810	95,702
Federal Home Loan Bank stock, at cost	2,322,900	2,322,900
Loans, net of allowance for loan losses of $6,864,196 at September 30, 2011 and $9,132,171 at December 31, 2010	263,536,587	276,114,617
Bank premises and equipment, net	5,676,290	8,047,370
Accrued interest receivable	1,337,407	1,326,480
Foreclosed assets	18,254,741	12,808,838
Other assets	8,560,558	9,551,121
Total Assets	426,364,798	441,499,414
LIABILITIES AND STOCKHOLDERS' EQUITY
Noninterest-bearing demand deposits	40,115,385	28,980,043
Interest-bearing demand deposits	22,773,718	24,834,214
Savings deposits and money market accounts	43,477,203	34,041,672
Time deposits	216,185,314	247,591,161
Total deposits	322,551,620	335,447,090
Federal funds purchased and securities sold under agreements to repurchase	26,053,577	24,325,372
Federal Home Loan Bank advances and other borrowings	43,045,000	54,715,000
Accrued interest payable	90,706	176,761
Other liabilities	2,176,468	1,016,038
Total Liabilities	393,917,371	415,680,261
Stockholders' Equity:
Preferred stock - no par value; 2,000,000 shares authorized; 300,060 shares issued and outstanding in 2011 and 114,540 shares issued and outstanding in 2010	7,300,221	2,727,424
Common stock - $l.00 par value; 20,000,000 shares authorized; 6,709,199 issued in 2011 and 2010; 6,500,396 outstanding in 2011 and 2010	6,500,396	6,500,396
Additional paid-in capital	21,296,653	21,237,298
Retained deficit	(3,725,732)	(4,317,130)
Accumulated other comprehensive income	1,075,889	(328,835)
Total Stockholders' Equity	32,447,427	25,819,153
Total Liabilities and Stockholders' Equity	$ 426,364,798	$ 441,499,414

Consolidated Balance Sheets [Parenthetical] (USD $)	Sep. 30, 2011	Dec. 31, 2010
Securities held to maturity, fair value (in dollars)	$ 78,053	$ 98,388
Allowance for loan losses (in dollars)	$ 6,864,196	$ 9,132,171
Preferred stock, shares authorized	2,000,000	2,000,000
Preferred stock, shares issued	300,060	114,540
Preferred stock, shares outstanding	300,060	114,540
Common stock, par value (in dollars per share)	$ 1	$ 1
Common stock, shares authorized	20,000,000	20,000,000
Common stock, shares issued	6,709,199	6,709,199
Common stock, shares outstanding	6,500,396	6,500,396

Consolidated Statements of Operations (USD $)	3 Months Ended		9 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2011	Sep. 30, 2010
INTEREST INCOME
Loans, including fees	$ 4,531,390	$ 5,159,963	$ 13,691,565	$ 16,602,155
Investment securities	573,699	753,783	1,763,479	3,099,362
Federal funds sold & other earning assets	9,269	19,289	37,597	64,682
Total interest income	5,114,358	5,933,035	15,492,641	19,766,199
INTEREST EXPENSE
Time deposits	899,554	1,385,938	2,963,779	4,689,208
Other deposits	111,985	92,437	304,533	289,766
Federal funds purchased and securities sold under agreements to repurchase	33,135	31,649	97,850	99,206
FHLB advances and other borrowings	465,534	665,961	1,590,605	2,204,961
Total interest expense	1,510,208	2,175,985	4,956,767	7,283,141
Net interest income before provision for loan losses	3,604,150	3,757,050	10,535,874	12,483,058
Provision for loan losses	115,000	681,000	145,000	3,161,000
Net interest income after the provision for loan losses	3,489,150	3,076,050	10,390,874	9,322,058
NONINTEREST INCOME
Customer service fee	216,163	308,579	656,877	992,619
Net gains from sale of securities	59,671	1,058,549	107,413	1,698,136
Net gains from sale of loans and other assets	32,322	34,663	87,866	164,549
Other noninterest income	15,256	14,214	57,066	55,585
Total noninterest income	323,412	1,416,005	909,222	2,910,889
NONINTEREST EXPENSE
Salaries and employee benefits	1,458,951	1,525,311	4,503,489	4,679,871
Net occupancy and equipment expense	361,513	397,461	1,118,127	1,121,150
Depository insurance	233,587	385,722	797,747	915,365
Foreclosed assets, net	306,860	905,504	1,384,935	1,898,022
Other operating expense	715,858	995,082	2,346,493	2,879,029
Total noninterest expense	3,076,769	4,209,080	10,150,791	11,493,437
Income before provision for income taxes	735,793	282,975	1,149,305	739,510
Provision for income taxes	212,125	69,301	232,075	163,903
Net income	523,668	213,674	917,230	575,607
Preferred stock dividend requirements	118,013	0	303,413	0
Accretion on preferred stock discount	13,419	0	22,419	0
Net income available to common shareholders	$ 392,236	$ 213,674	$ 591,398	$ 575,607
EARNINGS PER COMMON SHARE
Basic net income per common share (in dollars per share)	$ 0.06	$ 0.03	$ 0.09	$ 0.09
Diluted net income per common share (in dollars per share)	$ 0.06	$ 0.03	$ 0.09	$ 0.09
DIVIDENDS DECLARED PER COMMON SHARE (in dollars per share)	$ 0	$ 0	$ 0	$ 0

Consolidated Statement of Changes in Stockholders' Equity (USD $)	Comprehensive Income [Member]	Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Other Comprehensive Income [Member]	Total
BALANCE at Dec. 31, 2010		$ 2,727,424	$ 6,500,396	$ 21,237,298	$ (4,317,130)	$ (328,835)	$ 25,819,153
Employee compensation stock option expense		0	0	59,355	0	0	59,355
Issuance of Series A Convertible Preferred Stock		4,550,378	0	0	0	0	4,550,378
Preferred stock dividends		0	0	0	(303,413)	0	(303,413)
Accrection on Preferred Stock		22,419	0	0	(22,419)	0	0
Comprehensive income:
Net income	917,230	0	0	0	917,230	0	917,230
Other comprehensive income, net of tax:
Unrealized holding gains on securities available for sale, net of reclassification adjusment	1,404,724	0	0	0	0	1,404,724	1,404,724
Total comprehensive income	2,321,954
BALANCE at Sep. 30, 2011		$ 7,300,221	$ 6,500,396	$ 21,296,653	$ (3,725,732)	$ 1,075,889	$ 32,447,427

Consolidated Statements of Cash Flows (USD $)	9 Months Ended
	Sep. 30, 2011	Sep. 30, 2010
CASH FLOWS FROM OPERATING ACTIVITIES
Net income	$ 917,230	$ 575,607
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	269,503	342,243
Provision for loan losses	145,000	3,161,000
Stock compensation expense	59,355	55,959
Net (gains) losses on sales of loans and other assets	870,978	(930,513)
Changes in other operating assets and liabilities:
Net change in loans held for sale	(501,300)	(574,000)
Accrued interest receivable	(10,927)	64,385
Accrued interest payable	(86,055)	19,562
Other assets and liabilities	1,440,032	6,645,833
Net cash provided by operating activities	3,103,816	9,360,076
CASH FLOWS FROM INVESTING ACTIVITIES
Securities available for sale	34,307,143	105,149,214
Securities held to maturity	19,483	33,438
Purchase of securities available for sale	(17,325,386)	(86,105,614)
Purchase of Federal Home Loan Bank stock	0	(93,700)
Loan originations and principal collections, net	3,205,690	33,136,548
Purchase of bank premises and equipment	0	(859,445)
Proceeds from sale of bank premises and equipment	88,344	199,664
Proceeds from sale of other real estate and other assets	5,143,610	5,874,665
Net cash provided by investing activities	25,438,884	57,334,770
CASH FLOWS FROM FINANCING ACTIVITIES
Net decrease in deposits	(12,895,470)	(53,375,285)
Net increase (decrease) in federal funds purchased and securities sold under agreements to repurchase	1,728,205	10,859,712
Net payments on Federal Home Loan Bank advances and other borrowings	(11,670,000)	(10,585,000)
Payment of dividends on preferred stock	(303,413)	0
Issuance of preferred stock	4,550,378	1,424,173
Net cash used in financing activities	(18,590,300)	(51,676,400)
NET INCREASE IN CASH AND CASH EQUIVALENTS	9,952,400	15,018,446
CASH AND CASH EQUIVALENTS, beginning of period	22,981,952	38,202,205
CASH AND CASH EQUIVALENTS, end of period	32,934,352	53,220,651
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION
Cash paid during the period for interest	5,042,822	7,263,579
Cash paid during the period for taxes	0	500,000
NONCASH INVESTING AND FINANCING ACTIVITIES
Acquisition of real estate through foreclosure	$ 9,808,944	$ 9,648,190

Presentation of Financial Information	9 Months Ended
Sep. 30, 2011
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization, Consolidation and Presentation of Financial Statements Disclosure and Significant Accounting Policies [Text Block]
Note 1. Presentation of Financial Information

Nature of Business -Cornerstone is a bank holding company whose primary business is performed by its wholly-owned subsidiary, Cornerstone Community Bank (the “Bank”).  The Bank provides a full range of banking services to the Chattanooga, Tennessee market.  The Bank has also established a loan production office (“LPO”) in Dalton, Georgia to further enhance the Bank’s lending markets.  The Bank specializes in small business and commercial lending.  The Bank has a wholly-owned subsidiary, Eagle Financial, Inc. (“Eagle”), which specializes in finance and accounts receivable factoring.

Interim Financial Information (Unaudited)- The financial information in this report for September 30, 2011 and September 30, 2010 has not been audited. The information included herein should be read in conjunction with the annual consolidated financial statements and footnotes thereto included in the 2010 Annual Report to Shareholders which was furnished to each shareholder of Cornerstone in April of 2011. The consolidated financial statements presented herein conform to U.S. generally accepted accounting principles and to general industry practices.  In the opinion of Cornerstone’s management, the accompanying interim financial statements contain all material adjustments, consisting only of normal recurring adjustments, necessary to present fairly the financial condition, the results of operations, and cash flows for the interim period. Results for interim periods are not necessarily indicative of the results to be expected for a full year.

Use of Estimates -The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities as of the balance sheet date and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Material estimates that are particularly susceptible to significant change in the near term include the determination of the allowance for loan losses.

Consolidation -The accompanying consolidated financial statements include the accounts of Cornerstone, the Bank  and Eagle.   Substantially all intercompany transactions, profits and balances have been eliminated.

Reclassification- Certain amounts in the prior consolidated financial statements have been reclassified to conform to the current period presentation.  The reclassifications had no effect on net income or stockholders’ equity as previously reported.

Accounting Policies -During interim periods, Cornerstone follows the accounting policies set forth in its Annual Report on Form 10-K for the year ended December 31, 2010 as filed with the Securities and Exchange Commission.  Since December 31, 2010, there have been no significant changes in any accounting principles or practices, or in the method of applying any such principles or practices, except for the following:

In January 2011, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2011-01, Deferral of the Effective Date of Disclosures about Troubled Debt Restructurings in Update No. 2010-20 (ASU 2011-01).  The FASB determined that certain provisions relating to troubled debt restructurings (TDRs) should be deferred until additional guidance and clarification on the definition of TDRs is issued.

In April 2011, the FASB issued ASU No. 2011-02, A Creditor’s Determination of Whether a Restructuring Is a Troubled Debt Restructuring (ASU 2011-02). ASU 2011-02 amends Accounting Standards Codification (ASC) Topic 310, Receivables, by clarifying guidance for creditors in determining whether a concession has been granted and whether a debtor is experiencing financial difficulties.  The amendments are effective for the first interim or annual period beginning on or after June 15, 2011, and should be applied retrospectively to the beginning of the annual period of adoption.  ASU 2011-02 also makes disclosure requirements deferred under ASU 2011-01 effective for interim and annual periods beginning on or after June 15, 2011.  The adoption of ASU 2011-01 does not have a significant impact on Cornerstone’s financial statements.

In April 2011, the FASB issued ASU No. 2011-03, Transfers and Servicing (Topic 860): Reconsideration of Effective Control for Repurchase Agreements (ASU 2011-03), intended to improve financial reporting of repurchase agreements and refocus the assessment of effective control on a transferor’s contractual rights and obligations rather than practical ability to perform those rights and obligations.  The guidance in ASU 2011-03 is effective for the first interim or annual period beginning on or after December 15, 2011. The Company is evaluating the effect, if any, the adoption of ASU 2011-03 will have on its consolidated financial statements.

In May 2011, the FASB issued ASU No. 2011-04, Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs (ASU 2011-04). ASU 2011-04 represents the converged guidance of the FASB and the International Accounting Standards Board (IASB) on fair value measurement.  A variety of measures are included in the update intended to either clarify existing fair value measurement requirements, change particular principles requirements for measuring fair value or for disclosing information about fair value measurements.  For many of the requirements, the FASB does not intend to change the application of existing requirements under the ASC Topic 820, Fair Value Measurements .  ASU 2011-04 is effective for interim and annual periods beginning after December 15, 2011 and early application is not permitted. The Company is evaluating the impact adoption of ASU 2011-04 will have on its financial statements.

In June 2011, the FASB issued ASU No. 2011-05, Presentation of Comprehensive Income (ASU 2011-05), intended to increase the prominence of items reported in other comprehensive income and to facilitate convergence of accounting guidance in this area with that of the IASB.  The amendments require that all nonowner changes in stockholders’ equity be presented in a single continuous statement of comprehensive income or in two separate but consecutive statements.  Amendments under ASU 2011-05 for public entities should be applied retrospectively for fiscal years, and interim periods within those years, beginning December 15, 2011.  The Company is evaluating the impact adoption of ASU 2011-05 will have on its financial statements.

In September 2011, the FASB issued ASU 2011-08, Intangibles – Goodwill and Other (Topic 350) – Testing Goodwill for Impairment (ASU 2011-08).  ASU 2011-08 amends Topic 350, Intangibles – Goodwill and Other , to give entities the option to first assess qualitative factors to determine whether the existence of events or circumstances leads to a determination that it is more likely than not that the fair value of a reporting unit is less than its carrying amount.  If, after assessing the totality of events or circumstances, an entity determines it is not more likely than not that the fair value of a reporting unit is less than its carrying amount, then performing the two-step impairment test is unnecessary.  However, if an entity concludes otherwise, then it is required to perform the first step of the two-step impairment test by calculating the fair value of the reporting unit and comparing the fair value with the carrying amount of the reporting unit.  ASU 2011-08 is effective for annual and interim impairment tests beginning after December 15, 2011, and is not expected to have a significant impact on the Company’s financial statements.

Allowance for loan losses — The allowance for loan losses is maintained at a level that management believes to be adequate to absorb probable losses in the loan portfolio. Loan losses are charged against the allowance when they are known. Subsequent recoveries are credited to the allowance. Management’s determination of the adequacy of the allowance is based on an evaluation of the portfolio, current economic conditions, volume, growth, composition of the loan portfolio, homogeneous pools of loans, risk ratings of specific loans, historical loan loss factors, loss experience of various loan segments, identified impaired loans and other factors related to the portfolio. This evaluation is performed at least quarterly and is inherently subjective, as it requires material estimates that are susceptible to significant change including the amounts and timing of future cash flows expected to be received on any impaired loans.

As part of management’s quarterly assessment of the allowance, management divides the loan portfolio into five segments:  commercial-real estate mortgage (includes owner-occupied and all other), consumer-real estate mortgage, construction and land development, commercial and industrial and consumer and other.  Each segment is then analyzed such that a specific and general allocation of the allowance is estimated for each loan segment.

The first general component of Cornerstone’s allowance for loan losses estimate involves the  use of a historic loss model to estimate future losses.  The model includes each of the five loan portfolio segments and records the incurred losses over the last twelve months.  The historic loss percentages derived from this model are then applied to the outstanding non-impaired loan balance for each loan category.  The amounts for each loan category are then summed to determine the amount of loan and lease loss allowance required.

The estimated general loan loss allocation for all five loan portfolio segments is then adjusted for management’s estimate of probable losses for several environmental factors. The allocation for environmental factors is particularly subjective. This amount represents estimated probable inherent credit losses which exist, but have not yet been identified, as of the balance sheet date, and is based upon quarterly trend assessments in delinquent and nonaccrual loans, unanticipated charge-offs, credit concentration changes, prevailing economic conditions, changes in lending personnel experience, changes in lending policies or procedures and other influencing factors.  These environmental factors are considered for each of the loan segments, and the general allowance allocation, as determined by the processes noted above for each component, is increased or decreased based on the incremental assessment of these various environmental factors.  The assessment also includes an unallocated component.  Cornerstone believes that the unallocated amount is warranted for inherent factors that cannot be practically assigned to individual loan categories, such as the imprecision in the overall loss allocation measurement process, the volatility of the local economies in the markets the Bank serves and imprecision in the credit risk ratings process.

The final component is the specific reserve for loans classified as impaired.  In assessing the adequacy of the allowance, Cornerstone also considers the results of our ongoing independent loan review process.  Cornerstone undertakes this process both to ascertain whether there are loans in the portfolio whose credit quality has weakened over time and to assist in the overall evaluation of the risk characteristics of the entire loan portfolio.  Cornerstone’s loan review process includes the judgment of management, independent loan reviewers, and reviews that may have been conducted by third-party reviewers. Cornerstone incorporates relevant loan review results in the loan impairment determination. For each impaired loan, management determines the impaired amount and assigns a specific reserve.  In addition, regulatory agencies, as an integral part of their examination process, will periodically review Cornerstone’s allowance for loan losses, and may require the company to record adjustments to the allowance based on their judgment about information available to them at the time of their examinations.

Earnings per Common Share - Basic earnings per share (“EPS”) is computed by dividing income available to common shareholders (numerator) by the weighted average number of common shares outstanding during the period (denominator). Diluted EPS is computed by dividing income available to common shareholders (numerator) by the adjusted weighted average number of shares outstanding (denominator). The adjusted weighted average number of shares outstanding reflects the potential dilution occurring if securities or other contracts to issue common stock were exercised or converted into common stock resulting in the issuance of common stock that share in the earnings of the entity.

The following is a summary of the basic and diluted earnings per share for the three and nine month periods ended September 30, 2011 and September 30, 2010.

	Three Months Ended September30,
	2011	2010
Basic earnings per common share calculation:
Numerator: Net income available to common shareholders	$392,236	$213,674

Denominator: Weighted avg. common shares outstanding	6,500,396	6,500,396
Effect of dilutive stock options	-	-
Diluted shares	6,500,396	6,500,396

Basic earnings per common share	$0.06	$0.03
Diluted earnings per common share	$0.06	$0.03

	Nine Months Ended September 30,
	2011	2010
Basic earnings per common share calculation:
Numerator: Net income available to common shareholders	$591,398	$575,607

Denominator: Weighted avg. common shares outstanding	6,500,396	6,500,396
Effect of dilutive stock options	-	-
Diluted shares	6,500,396	6,500,396

Basic earnings per common share	$0.09	$0.09
Diluted earnings per common share	$0.09	$0.09

Stock Based Compensation	9 Months Ended
Sep. 30, 2011
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Disclosure of Compensation Related Costs, Share-based Payments [Text Block]
Note 2. Stock Based Compensation

Accounting Policies- Cornerstone, as required by FASB, applies the fair value recognition provisions of ASC 718, Compensation –Stock Compensation .  As a result, for the nine month period ended September 30, 2011, the compensation cost charged to earnings related to the vested incentive stock options was approximately  $60,000, which had no material impact on earnings per share.

Officer and Employee Plans -Cornerstone has two stock option plans under which officers and employees can be granted incentive stock options or non-qualified stock options to purchase a total of up to 1,420,000 shares of Cornerstone’s common stock.  The exercise price for incentive stock options must be not less than 100 percent of the fair market value of the common stock on the date of the grant.  The exercise price of the non-qualified stock options may be equal to or more or less than the fair market value of the common stock on the date of the grant.  The incentive stock options vest 30% on the second anniversary of the grant date, 60% on the third anniversary of the grant date and 100% on the fourth anniversary of the grant date, and the non-qualified stock options vest 50% on the first anniversary of the grant date and 100% on the second anniversary of the grant date.   The options expire ten years from the grant date.  At September 30, 2011, the total remaining compensation cost to be recognized on non-vested options is approximately  $330,000.  A summary of the status of these stock option plans is presented in the following table:
			Weighted-
			Average
		Weighted	Contractual
		Average	Remaining	Aggregate
		Exercisable	Term	Intrinsic
	Number	Price	(in years)	Value
Outstanding at December 31, 2010	520,900	$5.79	4.0 Years	$-
Granted	216,000	1.70	9.7 Years	-
Exercised	-	-
Forfeited	149,300	4.59
Outstanding at September 30, 2011	587,600	$4.63	6.0 Years	-
Options exercisable at September 30, 2011	296,915	$6.66		-

The weighted average grant date fair value of stock options granted during the nine months ended September 30, 2011 was  $0.83.  This was determined using the Black-Scholes option pricing model with the following weighted-average assumptions:

Dividend yield	0.0%
Expected life	7.0 Years
Expected volatility	43.11%
Risk-free interest rate	2.81%

Board of Directors Plan -Cornerstone has a stock option plan under which members of the Board of Directors, at the formation of the Bank, were granted options to purchase a total of up to 600,000 shares of the Bank's common stock.  On October 15, 1997, the Bank stock options were converted to Cornerstone stock options.  Only non-qualified stock options may be granted under the plan.  The exercise price of each option equals the market price of Cornerstone’s stock on the date of grant and the maximum term is ten years.  Vesting is 50% on the first anniversary of the grant date and 100% on the second anniversary of the grant date.  At September 30, 2011, there was no remaining compensation cost to be recognized on non-vested options.  A summary of the status of this stock option plan is presented in the following table:

Weighted-
Average
		Weighted	Contractual
		Average	Remaining	Aggregate
		Exercisable	Term	Intrinsic
	Number	Price	(in years)	Value
Outstanding at December 31, 2010	100,250	$9.42	5.7 Years	$-
Granted	-	-
Exercised	-	-
Forfeited	-	-
Outstanding at September 30, 2011	100,250	$9.42	5.0 Years	$-
Options exercisable at September 30, 2011	100,250	$9.42		-

Securities	9 Months Ended
Sep. 30, 2011
Investments, Debt and Equity Securities [Abstract]
Investments in Debt and Marketable Equity Securities (and Certain Trading Assets) Disclosure [Text Block]
Note 3. Securities

The amortized cost and fair value of securities available-for-sale and held-to-maturity at September 30, 2011 and December 31, 2010 are summarized as follows:

	September 30, 2011
		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value
Debt securities available-for-sale:
U.S. Government agencies	$4,249,722	$14,336	$-	$4,264,058

State and municipal securities	20,877,531	1,387,658	-	22,265,189

Mortgage-backed securities:
Residential mortgage guaranteed by GNMA	12,185,652	192,754	-	12,378,406

Collateralized mortgage obligations issued or guaranteed by U.S. Government agencies or sponsored agencies	54,599,710	168,517	(9,727)	54,758,500

	$91,912,615	$1,763,265	$(9,727)	$93,666,153

Debt securities held to maturity:
Mortgage-backed securities:
Residential mortgage guaranteed by GNMA	$75,810	$2,243	$-	$78,053

	December 31, 2010
		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value
Debt securities available-for-sale:
U.S. Government agencies	$4,571,444	$15,635	$-	$4,587,079

State and municipal securities	20,868,771	191,429	(323,988)	20,736,212

Mortgage-backed securities:
Residential mortgage guaranteed by GNMA	18,747,272	130,609	(24,856)	18,853,025

Collateralized mortgage obligations issued or guaranteed by U.S. Government agencies or sponsored agencies	64,575,092	135,479	(636,453)	64,074,118

	$108,762,579	$473,152	$(985,297)	$108,250,434

Debt securities held to maturity:
Mortgage-backed securities:
Residential mortgage guaranteed by GNMA	$95,702	$2,686	$-	$98,388

At September 30, 2011, securities with a fair value totaling approximately  $91 million were pledged to secure public funds, securities sold under agreements to repurchase, the Federal Home Loan Bank (sometimes referred to herein as “FHLB”) as collateral for the Bank’s borrowings, as collateral for federal funds purchased from other financial institutions and serve as collateral at the Federal Reserve Discount Window.

The amortized cost and estimated market value of securities at September 30, 2011, by contractual maturity, are shown below.  Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

	Securities Available-for-Sale		Securities Held to Maturity
	Amortized	Fair	Amortized	Fair
	Cost	Value	Cost	Value
Due in one year or less	$299,926	$300,794	$-	$-
Due from one year to five years	1,174,796	1,272,488	-	-
Due from five years to ten years	4,405,250	4,787,848	-	-
Due after ten years	19,247,281	20,168,117	-	-
	$25,127,253	$26,529,247	$-	$-

Mortgage-backed securities	66,785,362	67,136,906	75,810	78,053

	$91,912,615	$93,666,153	$75,810	$78,053

The following tables present the gross unrealized losses and fair value, aggregated by investment category and length of time that individual securities available for sale have been in a continuous unrealized loss position, as of September 30, 2011 and as of December 31, 2010:

	As of September 30, 2011
	Less than 12 Months		12 Months or Greater		Total
		Gross		Gross		Gross
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
	Value	Losses	Value	Losses	Value	Losses
Collateralized mortgage obligations issued or guaranteed by U.S. Government agencies or sponsored agencies	$9,797,761	$(9,727)	$-	$-	$9,797,761	$(9,727)
	$9,797,761	$(9,727)	$-	$-	$9,797,761	$(9,727)

	As of December 31, 2010
	Less than 12 Months		12 Months or Greater		Total
		Gross		Gross		Gross
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
	Value	Losses	Value	Losses	Value	Losses
Debt securities available for sale:
State and municipal securities	$6,110,458	$(154,802)	$6,440,892	$(169,186)	$12,551,350	$(323,988)

Mortgage-backed securities:
Residential mortgage guaranteed by GNMA	5,647,347	(24,856)	-	-	5,647,347	(24,856)

Collateralized mortgage obligations issued or guaranteed by U.S. Government agencies or sponsored agencies	34,694,782	(636,453)	-	-	34,694,782	(636,453)
	$46,452,587	$(816,111)	$6,440,892	$(169,186)	$52,893,479	$(985,297)

Upon acquisition of a security, the Bank determines the appropriate impairment model that is applicable.  If the security is a beneficial interest in securitized financial assets, the Bank uses the beneficial interests in securitized financial assets impairment model.  If the security is not a beneficial interest in securitized financial assets, the Bank uses the debt and equity securities impairment model.  The Bank conducts periodic reviews to evaluate each security to determine whether an other-than-temporary impairment has occurred.  The Bank does not have any securities that have been classified as other-than-temporarily-impaired at September 30, 2011 or December 31, 2010.

At September 30, 2011 and December 31, 2010, the significant categories of temporarily impaired securities, and management’s evaluation of those securities are as follows:

Mortgage-backed securities:   At September 30, 2011, 4 investments in residential mortgage-backed securities had unrealized losses.  This impairment is believed to be caused by the current interest rate environment.  The contractual cash flows of those investments are guaranteed or issued by an agency of the U.S. Government.  Because the decline in market value is attributable to the current interest rate environment and not credit quality, and because the Bank does not intend to sell the investments and it is not more likely than not that the Bank will be required to sell the investments before recovery of their amortized cost bases, which may be maturity, the Bank does not deem those investments to be other-than-temporarily impaired at September 30, 2011.

Loans and Allowance for Loan Losses	9 Months Ended
Sep. 30, 2011
Receivables [Abstract]
Loans, Notes, Trade and Other Receivables Disclosure [Text Block]
Note 4. Loans and Allowance for Loan Losses

At September 30, 2011 and December 31, 2010, loans are summarized as follows (amounts in thousands):

	September 30,	December 31,
	2011	2010
Commercial real estate-mortgage:
Owner-occupied	$63,405	$64,971
All other	62,009	64,060
Consumer real estate-mortgage	68,466	71,878
Construction and land development	32,808	29,848
Commercial and industrial	40,880	51,160
Consumer and other	2,833	3,330
Total loans	270,401	285,247
Less: Allowance for loan losses	(6,864)	(9,132)

Loans, net	$263,537	$276,115

The composition of loans by primary loan classification as well as impaired and performing loan status at September 30, 2011 and December 31, 2010 is summarized in the tables below (amounts in thousands):

September 30, 2011	Commercial	Consumer	Construction	Commercial
	Real Estate-	Real Estate-	and Land	and	Consumer
	Mortgage	Mortgage	Development	Industrial	and Other	Total
Performing loans	$113,077	$61,561	$31,131	$40,075	$2,833	$248,677
Impaired loans	12,337	6,905	1,677	805	-	21,724
Total	$125,414	$68,466	$32,808	$40,880	$2,833	$270,401

December 31, 2010	Commercial	Consumer	Construction	Commercial
	Real Estate-	Real Estate-	and Land	and	Consumer
	Mortgage	Mortgage	Development	Industrial	and Other	Total
Performing loans	$119,084	$61,455	$27,774	$50,492	$3,279	$262,084
Impaired loans	9,947	10,423	2,074	668	51	23,163
Total	$129,031	$71,878	$29,848	$51,160	$3,330	$285,247

The following tables show the allowance allocation by loan classification for impaired and performing loans as of September 30, 2011 and December 31, 2010 (amounts in thousands):

September 30, 2011	Commercial	Consumer	Construction	Commercial
	Real Estate-	Real Estate-	and Land	and	Consumer
Allowance related to:	Mortgage	Mortgage	Development	Industrial	and Other	Total
Performing loans	$1,798	$993	$467	$596	$52	$3,906
Impaired loans	1,312	1,214	40	392	-	2,958
Total	$3,110	$2,207	$507	$988	$52	$6,864

December 31, 2010	Commercial	Consumer	Construction	Commercial
	Real Estate-	Real Estate-	and Land	and	Consumer
Allowance related to:	Mortgage	Mortgage	Development	Industrial	and Other	Total
Performing loans	$887	$691	$3,178	$588	$48	$5,392
Impaired loans	906	2,420	60	337	17	3,740
Total	$1,793	$3,111	$3,238	$925	$65	$9,132

The following tables detail the changes in the allowance for loan losses for the nine month period ending September 30, 2011 and year ending December 31, 2010 by loan classification (amounts in thousands):

September 30, 2011	Commercial	Consumer	Construction	Commercial
	Real Estate-	Real Estate-	and Land	and	Consumer
	Mortgage	Mortgage	Development	Industrial	and Other	Total
Beginning balance	$1,793	$3,111	$3,238	$925	$65	$9,132
Charged-off loans	(1,221)	(1,509)	(73)	(28)	(24)	(2,855)
Recovery of charge-offs	250	33	58	72	29	442
Provision for loan losses	2,288	572	(2,716)	19	(18)	145
Ending balance	$3,110	$2,207	$507	$988	$52	$6,864

December 31, 2010	Commercial	Consumer	Construction	Commercial
	Real Estate-	Real Estate-	and Land	and	Consumer
	Mortgage	Mortgage	Development	Industrial	and Other	Total
Beginning balance	$1,189	$719	$3,179	$786	$32	$5,905
Charged-off loans	(2,309)	(562)	(1,260)	(443)	(114)	(4,688)
Recovery of charge-offs	213	54	19	282	56	624
Provision for loan losses	2,700	2,900	1,300	300	91	7,291
Ending balance	$1,793	$3,111	$3,238	$925	$65	$9,132

Credit quality indicators:

Federal regulations require the Bank to review and classify its assets on a regular basis.  To fulfill this requirement the Bank systematically reviews its loan portfolio to ensure the Bank’s large loan relationships are being maintained within its loan policy guidelines, remains properly underwritten and is properly classified by loan grade.  This review process is performed by the Bank's management, loan review, internal auditors, external auditors, and state and federal regulators.

The Bank’s loan grading process is as follows:

▪	All loans are assigned a loan grade at the time of origination by the relationship manager. Typically, a loan is assigned a loan grade of “pass” at origination.

▪	Loans greater than or equal to $500 thousand are reviewed by the Bank’s internal loan review department within 90 days of origination.

▪	Loan relationships greater than or equal to $1 million are reviewed annually by the internal loan review department.

▪	The Bank’s internal loan review department samples approximately 25 percent of all other loans less than $1 million on an annual basis for review.

▪	If a loan is delinquent 60 days or more or a pattern of delinquency exists the loan will be selected for review.

▪	Generally, all loans on the Bank’s internal watchlist are reviewed annually by internal loan review.

▪	The Bank also contracts with an independent third party to perform loan reviews. This external party reviews approximately 40 percent of the Bank’s loan portfolio annually.

If a loan is classified as a problem asset it will be assigned one of the following loan grades:  substandard, substandard-impaired, doubtful, and loss. “Substandard assets” must have one or more defined weaknesses and are characterized by the distinct possibility that we will sustain some loss if the deficiencies are not corrected. “Doubtful assets” have the weaknesses of substandard assets with the additional characteristic that the weaknesses make collection or liquidation in full on the basis of currently existing facts, conditions and values questionable, and there is a high possibility of loss. An asset classified “loss” is considered uncollectible and of such little value that continuance as an asset of the institution is not warranted. The regulations also provide for a “special mention” category, described as assets which do not currently expose an institution to a sufficient degree of risk to warrant classification but do possess credit deficiencies or potential weaknesses deserving close attention. When the Bank classifies an asset as substandard, substandard-impaired or doubtful a specific allowance for loan losses may be established.

The following table outlines the amount of each loan classification  and the amount categorized into each risk rating as of September 30, 2011 and December 31, 2010 (amounts in thousands):

September 30, 2011	Commercial	Consumer	Construction	Commercial
	Real Estate-	Real Estate-	and Land	and	Consumer
	Mortgage	Mortgage	Development	Industrial	and Other	Total
Pass	$101,772	$52,582	$28,579	$34,363	$2,791	$220,087
Special mention	10,199	5,146	1,692	5,435	18	22,490
Substandard	1,106	3,833	860	277	24	6,100
Substandard-impaired	9,802	6,905	1,677	805	-	19,189
Doubtful	2,535	-	-	-	-	2,535
	$125,414	$68,466	$32,808	$40,880	$2,833	$270,401

December 31, 2010	Commercial	Consumer	Construction	Commercial
	Real Estate-	Real Estate-	and Land	and	Consumer
	Mortgage	Mortgage	Development	Industrial	and Other	Total
Pass	$97,692	$49,974	$24,401	$41,963	$3,215	$217,245
Special mention	19,289	3,786	2,121	7,405	54	32,655
Substandard	2,103	7,695	1,252	1,124	10	12,184
Substandard-impaired	9,947	10,423	2,074	668	51	23,163
	$129,031	$71,878	$29,848	$51,160	$3,330	$285,247

After the Bank’s independent loan review department completes the loan grade assignment, a loan impairment analysis is performed on loans graded substandard or worse. The following tables present summary information pertaining to impaired loans by loan classification as of September 30, 2011 and December 31, 2010 (amounts in thousands):

				For the nine months ended
	At September 30, 2011			September 30, 2011
		Unpaid		Average	Interest
	Recorded	Principal	Related	Recorded	Income
	Investment	Balance	Allowance	Investment	Recognized
Impaired loans without a valuation allowance:
Commercial real estate – mortgage	$8,002	$8,005	$-	$4,705	$434
Consumer real estate – mortgage	2,864	2,996	-	3,758	54
Construction and land development	1,379	1,379	-	1,341	13
Commercial and industrial	282	282	-	552	32
Consumer and other	-	-	-	-
Total	$12,527	$12,662	$-	$10,356	$533

Impaired loans with a valuation allowance:
Commercial real estate – mortgage	$4,335	$4,347	$1,312	$5,573	$131
Consumer real estate – mortgage	4,041	4,203	1,214	6,141	125
Construction and land development	298	300	40	145	-
Commercial and industrial	523	523	392	807	55
Consumer and other	-	-	-	49	-
Total	$9,197	$9,373	$2,958	$12,715	311

Total impaired loans	$21,724	$22,035	$2,958	$23,071	$844

				For the year ended
	At December 31, 2010			December 31, 2010
		Unpaid		Average
	Recorded	Principal	Related	Recorded
	Investment	Balance	Allowance	Investment
Impaired loans without a valuation allowance:
Commercial real estate – mortgage	$1,663	$2,163	$-	$2,747
Consumer real estate – mortgage	998	998	-	776
Construction and land development	1,793	1,793	-	1,526
Commercial and industrial	70	70	-	782
Consumer and other	2	2	-	1
Total	$4,526	$5,026	$-	$5,832

Impaired loans with a valuation allowance:
Commercial real estate – mortgage	$8,284	$8,284	$906	$8,494
Consumer real estate – mortgage	9,425	9,425	2,420	8,968
Construction and land development	281	281	60	2,674
Commercial and industrial	598	598	337	1,060
Consumer and other	49	49	17	178
Total	$18,637	$18,637	$3,740	$21,374

Total impaired loans	$23,163	$23,663	$3,740	$27,206

Interest income recognized on impaired loans was approximately  $943,000 for the year ending December 31, 2010.

The following tables present an aged analysis of past due loans as of September 30, 2011 and December 31, 2010 (amounts in thousands):

September 30, 2011	30-89 Days	Past Due 90
	Past Due and	Days or More		Total	Current	Total
	Accruing	and Accruing	Nonaccrual	Past Due	Loans	Loans
Commercial real estate:
Owner-occupied	$124	$-	$2,833	$2,957	$60,448	$63,405
All other	99	-	789	888	61,121	62,009
Consumer real estate-mortgage	1,528	-	3,244	4,772	63,694	68,466
Construction and land development	249	-	1,614	1,863	30,945	32,808
Commercial and industrial	67	-	65	132	40,748	40,880
Consumer and other	21	-	15	36	2,797	2,833
Total	$2,088	$-	$8,560	$10,648	$259,753	$270,401
December 31, 2010	30-89 Days	Past Due 90
	Past Due and	Days or More		Total	Current	Total
	Accruing	and Accruing	Nonaccrual	Past Due	Loans	Loans
Commercial real estate:
Owner-occupied	$985	$-	$618	$1,603	$63,368	$64,971
All other	203	-	7,808	8,011	56,049	64,060
Consumer real estate-mortgage	631	-	5,114	5,745	66,133	71,878
Construction and land development	317	-	-	317	29,531	29,848
Commercial and industrial	116	-	75	191	50,969	51,160
Consumer and other	54	-	18	72	3,258	3,330
Total	$2,306	$-	$13,633	$15,939	$269,308	$285,247

Impaired loans also include loans that the Bank has elected to formally restructure when, due to the weakening credit status of a borrower, the restructuring may facilitate a repayment plan that seeks to minimize the potential losses that the Bank may have to otherwise incur.  If on nonaccruing status as of the date of restructuring, the loans are included in nonperforming loans and are classified as impaired loans.  Loans that have been restructured that were performing as of the restructure date are reported as troubled debt restructurings.  At September 30, 2011 and December 31, 2010, there were  $2.5 million and  $948 thousand, respectively, of troubled debt restructurings that were performing as of the restructure date.  Troubled commercial loans are restructured by specialists within our Special Asset department and all restructurings are approved by committees and credit officers separate and apart from the normal loan approval process.  These specialists are trained to reduce the Bank’s overall risk and exposure to loss in the event of a restructuring through obtaining either or all of the following:  improved documentation, additional guaranties, increase in curtailments, reduction in collateral terms, additional collateral or other similar strategies.
As a result of adopting the amendments in Accounting Standards Update No. 2011-02 in the third quarter of 2011, the Bank reassessed all restructurings that occurred on or after January 1, 2011 for identification as troubled debt restructurings.  The Bank's reassessment resulted in no additional restructurings than those previously identified.
The following table presents a summary of loans that were modified as troubled debt restructurings during the period as of September 30, 2011 (amounts in thousands):

		Pre-Modification	Post-Modification
		Outstanding Recorded	Outstanding Recorded
	Number of Contracts	Investment	Investment
Troubled Debt Restructurings
Consumer real estate-mortgage	4	$790	$789
Construction and land development	2	748	748
Commercial and industrial	1	20	20

The following table presents a summary of loans that were modified as troubled debt restructurings during the past twelve months and for which there was a payment default during the period as of September 30, 2011 (amounts in thousands):

	Number of Contracts	Recorded Investment
Troubled Debt Restructurings
That Subsequently Defaulted
Consumer real estate-mortgage	2	$92

Commitments and Contingent Liabilities	9 Months Ended
Sep. 30, 2011
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies Disclosure [Text Block]
Note 5. Commitments and Contingent Liabilities

Off Balance Sheet Arrangements - In the normal course of business, the Bank has entered into off-balance sheet financial instruments which include commitments to extend credit (i.e., including unfunded lines of credit) and standby letters of credit. Commitments to extend credit are usually the result of lines of credit granted to existing borrowers under agreements that the total outstanding indebtedness will not exceed a specific amount during the term of the indebtedness. Typical borrowers are commercial concerns that use lines of credit to supplement their treasury management functions; thus their total outstanding indebtedness may fluctuate during any time period based on the seasonality of their business and the resultant timing of their cash flows. Other typical lines of credit are related to home equity loans granted to consumers. Commitments to extend credit generally have fixed expiration dates or other termination clauses and may require payment of a fee.

Standby letters of credit are generally issued on behalf of an applicant (our customer) to a specifically named beneficiary and are the result of a particular business arrangement that exists between the applicant and the beneficiary. Standby letters of credit have fixed expiration dates and are usually for terms of two years or less unless terminated beforehand due to criteria specified in the standby letter of credit. A typical arrangement involves the applicant routinely being indebted to the beneficiary for such items as inventory purchases, insurance, utilities, lease guarantees or other third party commercial transactions. The standby letter of credit would permit the beneficiary to obtain payment from the  Bank under certain prescribed circumstances. Subsequently, the Bank would then seek reimbursement from the applicant pursuant to the terms of the standby letter of credit.

The Bank follows the same credit policies and underwriting practices when making these commitments as it does for on-balance sheet instruments. Each customer’s creditworthiness is evaluated on a case-by-case basis, and the amount of collateral obtained, if any, is based on management’s credit evaluation of the customer. Collateral held varies but may include cash, real estate and improvements, marketable securities, accounts receivable, inventory, equipment and personal property.

The contractual amounts of these commitments are not reflected in the consolidated financial statements and would only be reflected if drawn upon. Since many of the commitments are expected to expire without being drawn upon, the contractual amounts do not necessarily represent future cash requirements. However, should the commitments be drawn upon and should customers default on their resulting obligation, the Bank’s maximum exposure to credit loss, without consideration of collateral, is represented by the contractual amount of those instruments.

A summary of the Bank’s total contractual amount for all off-balance sheet commitments at September 30, 2011 is as follows:

Commitments to extend credit	$27.7 million
Standby letters of credit	$2.6 million

Various legal claims also arise from time to time in the normal course of business. In the opinion of management, the resolution of claims outstanding at September 30, 2011 will not have a material effect on Cornerstone’s consolidated financial statements.

Fair Value Disclosures	9 Months Ended
Sep. 30, 2011
Fair Value Disclosures [Abstract]
Fair Value Disclosures [Text Block]
Note 6. Fair Value Disclosures

Fair Value Measurements:

Cornerstone uses fair value measurements to record fair value adjustments to certain assets and liabilities and to determine fair value disclosures.  In accordance with the Fair Value Measurements and Disclosures ASC Topic 820, the fair value of a financial instrument is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.  Fair value is best determined based upon quoted market prices.  In cases where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques.  Those techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows.  Accordingly, the fair value estimates may not be realized in an immediate settlement of the instrument.

ASC Topic 820 provides a consistent definition of fair value, which focuses on exit price in an orderly transaction between market participants at the measurement date under current market conditions.  If there has been a significant decrease in the volume and level of activity for the asset or liability, a change in valuation technique or the use of multiple valuation techniques may be appropriate.  In such instances, determining the price at which willing market participants would transact at the measurement date under current market conditions depends on the facts and circumstances and requires the use of significant judgment.  The fair value is a reasonable point within the range that is most representative of fair value under current market conditions.

ASC Topic 820 also establishes a three-tier fair value hierarchy which requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value, as follows:

Level 1 - Quoted prices (unadjusted) in active markets for identical assets or liabilities that Cornerstone has the ability to access.

Level 2 - Significant other observable inputs other than Level 1 prices, such as quoted prices for similar assets or liabilities in active markets, quoted prices in markets that are not active and other inputs that are observable or can be corroborated by observable market data.

Level 3 - Significant unobservable inputs that reflect a company’s own assumptions about the assumptions that market participants would use in pricing an asset or liability.

A financial instrument’s categorization within the valuation hierarchy is based upon the lowest level of input that is significant to the fair value measurement.

The following methods and assumptions were used by Cornerstone in estimating fair value disclosures for financial instruments.  There have been no changes in the methodologies used at September 30, 2011 and December 31, 2010.

Cash and cash equivalents:

The carrying amounts of cash and cash equivalents approximate fair values based on the short-term nature of the assets.

Securities:

Fair values are estimated using pricing models and discounted cash flows that consider standard input factors such as observable market data, benchmark yields, interest rate volatilities, broker/dealer quotes, and credit spreads.  Securities classified as available for sale are reported at fair value utilizing Level 2 inputs.

The carrying value of Federal Home Loan Bank stock approximates fair value based on the redemption provisions of the Federal Home Loan Bank.

Loans:

For variable-rate loans that reprice frequently and with no significant change in credit risk, fair values are based on carrying values.  Fair values for fixed-rate loans are estimated using discounted cash flow analysis, using market interest rates for comparable loans.  Loans for which it is probable that payment of interest and principal will not be made in accordance with the contractual terms of the loan agreement are considered impaired.  Once a loan is identified as individually impaired, management measures impairment in accordance with ASC Topic 310, Accounting by Creditors for Impairment of a Loan.  The fair value of impaired loans is estimated using several methods including collateral value, liquidation value and discounted cash flows.

Those impaired loans not requiring an allowance represent loans for which the fair value of the expected repayments or collateral exceed the recorded investments in such loans.  At September 30, 2011, substantially all of the total impaired loans were evaluated based on the fair value of collateral.  In accordance with ASC Topic 820, impaired loans where an allowance is established based on the fair value of collateral require classification in the fair value hierarchy.  When the fair value of the collateral is based on an observable market price or a current appraised value, Cornerstone records the impaired loan as nonrecurring Level 2.  When an appraised value is not available or management determines the fair value of the collateral is further impaired below the appraised value and there is no observable market price, Cornerstone records the impaired loan as nonrecurring Level 3.

Cash surrender value of life insurance:

The carrying amounts of cash surrender value of life insurance approximate their fair value.  The carrying amount is based on information received from the insurance carriers indicating the financial performance of the policies and the amount Cornerstone would receive should the policies be surrendered.  Cornerstone reflects these assets within Level 2 of the valuation hierarchy.

Foreclosed assets:

Foreclosed assets, consisting of properties obtained through foreclosure or in satisfaction of loans, is initially recorded at fair value, determined on the basis of current appraisals, comparable sales, and other estimates of value obtained principally from independent sources, adjusted for estimated selling costs.  At the time of foreclosure, any excess of the loan balance over the fair value of the real estate held as collateral is treated as a charge against the allowance for loan losses.  Gains or losses on sale and any subsequent adjustment to the fair value are recorded as a component of foreclosed real estate expense.  Foreclosed assets are included in Level 2 of the valuation hierarchy.

Deposits:

The fair value of deposits with no stated maturity, such as noninterest-bearing and interest-bearing demand deposits, savings deposits, and money market accounts, is equal to the amount payable on demand at the reporting date.  The carrying amounts of variable-rate, fixed-term certificates of deposit approximate their fair values at the reporting date.  Fair values for fixed-rate certificates of deposit are estimated using a discounted cash flow calculation that applies market interest rates on comparable instruments to a schedule of aggregated expected monthly maturities on time deposits.

Securities sold under agreements to repurchase:

The estimated fair value of these liabilities approximates their carrying value.

Federal Home Loan Bank advances and other borrowings:

The carrying amounts of FHLB advances and other borrowings approximate their fair value.

Accrued interest:

The carrying amounts of accrued interest approximate fair value.

Commitments to extend credit, letters of credit and lines of credit:

The fair value of commitments is estimated using the fees currently charged to enter into similar agreements, taking into account the remaining terms of the agreements and the present creditworthiness of the counterparties.  For fixed-rate loan commitments, fair value also considers the difference between current levels of interest rates and the committed rates.

Assets and liabilities recorded at fair value on a recurring basis are as follows.

		Quoted Prices in	Significant	Significant
		Active Markets	Other	Other
	Balance as of	for Identical	Observable	Unobservable
	September 30,	Assets	Inputs	Inputs
	2011	(Level 1)	(Level 2)	(Level 3)
Debt securities available for sale:

U.S. Government agencies	$4,264,058	$-	$4,264,058	$-
State and municipal securities	22,265,189	-	22,265,189	-
Mortgage-backed securities:
Residential mortgage guaranteed by GNMA	12,378,406	-	12,378,406	-
Collateralized mortgage obligations issued or guaranteed by U.S. Government agencies or sponsored agencies	54,758,500	-	54,758,500	-

Total securities available for sale	$93,666,153	$-	$93,666,153	$-

Cash surrender value of life insurance	$1,158,537	$-	$1,158,537	$-

Cornerstone has no assets or liabilities whose fair values are measured on a recurring basis using Level 3 inputs.

Certain assets and liabilities are measured at fair value on a nonrecurring basis, which means the assets and liabilities are not measured at fair value on an ongoing basis but are subject to fair value adjustments in certain circumstances (for example, when there is evidence of impairment).  The tables below present information about assets and liabilities on the balance sheet at September 30, 2011 for which a nonrecurring change in fair value was recorded (amount in thousands).

		Quoted Prices in	Significant	Significant
		Active Markets	Other	Other
	Balance as of	for Identical	Observable	Unobservable
	September 30,	Assets	Inputs	Inputs
	2011	(Level 1)	(Level 2)	(Level 3)

Impaired loans	$6,239	$-	$6,239	$-
Foreclosed assets (OREO & Repossessions)	18,255	-	18,255	-

Loans include impaired loans held for investment for which an allowance for loan losses has been calculated based upon the fair value of the loans at September 30, 2011.  Losses derived from Level 2 inputs were calculated by models incorporating significant observable market data.

The carrying amount and estimated fair value of Cornerstone's financial instruments at September 30, 2011 and December 31, 2010 are as follows (amounts in thousands):

	September 30, 2011		December 31, 2010
	Carrying	Estimated	Carrying	Estimated
	Amount	Fair Value	Amount	Fair Value
Assets:
Cash and cash equivalents	$32,934	$32,934	$22,982	$22,982
Securities	93,742	93,744	108,346	108,349
Federal Home Loan Bank stock	2,323	2,323	2,323	2,323
Loans, net	263,537	264,515	276,115	277,796
Cash surrender value of life insurance	1,159	1,159	1,114	1,114
Accrued interest receivable	1,337	1,337	1,326	1,326

Liabilities:
Noninterest-bearing demand deposits	40,115	40,115	28,980	28,980
Interest-bearing demand deposits	22,774	22,774	24,834	24,834
Savings deposits and money market accounts	43,477	43,477	34,042	34,042
Time deposits	216,185	218,072	247,591	249,990
Federal funds purchased and securities sold under agreements to repurchase	26,054	26,054	24,325	24,325
Federal Home Loan Bank advances and other borrowings	43,045	43,045	54,715	54,715
Accrued interest payable	91	91	177	177

Unrecognized financial instruments (net of contract amount):
Commitments to extend credit	-	-	-	-
Letters of credit	-	-	-	-
Lines of credit	-	-	-	-

Other Comprehensive Income	9 Months Ended
Sep. 30, 2011
Stockholders' Equity Note [Abstract]
Comprehensive Income (Loss) Note [Text Block]
Note 7.  Other Comprehensive Income

Other comprehensive income consists of unrealized holding gains and losses on securities available for sale.  The following is a summary of other comprehensive income for the three and nine months ended September 30, 2011 and 2010.

	Three Months Ended
	September 30,
	2011	2010
Net income	$523,668	$213,674
Unrealized holding gains (losses) on securities available for sale, net of reclassification	509,154	(116,539)

Comprehensive income	$1,032,822	$97,135

	Nine Months Ended
	September 30,
	2011	2010
Net income	$917,230	$575,607
Unrealized holding gains on securities available for sale, net of reclassification	1,404,724	1,071,412

Comprehensive income	$2,321,954	$1,647,019